Schedule of related party balances (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
Amount due to						$ 2,290,044
Loh [Member]
Related Party Transaction [Line Items]
Contract liability						103,908	[1]
Vienna Management Ltd [Member]
Related Party Transaction [Line Items]
Amount due to						2,290,044	[2]
Anthill Corp [Member]
Related Party Transaction [Line Items]
Amount due to	3,510	4,795	[3]	3,495	[3]
Rhonda Wong [Member]
Related Party Transaction [Line Items]
Amount due to	20,256	27,674	[4]	240,000	[5]
Race Wong [Member]
Related Party Transaction [Line Items]
Amount due to	$ 20,256	$ 27,674	[4]	$ 188,425	[6]

[1]	On February 25, 2022, the Group entered into a services agreement with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in consideration S$3,618,250 (US$2,699,381). The Group received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022.
[2]	On May 1, 2019 and December 1, 2022 the Group entered into two separated interest-free loan facility agreements with Vienna Management Ltd, one of the Group’s major shareholders. Both revolving loan facility agreements offered up to S$2.0 million each for general working capital and general corporate purposes. The amount of S$2,290,044 (US$1,708,478) on December 31, 2022 had been fully settled in March 2023.
[3]	On June 22, 2023, the Group extended payment for Notarization services for Anthill Corp and On November 12, 2024, the Group paid on behalf of Anthill Corp for corporate secretary services.
[4]	Ms. Rhonda Wong and Ms. Race Wong voluntarily withheld part of their salary for working capital use by the Group amounting to a total of S$27,674 (US$20,256) each.
[5]	On December 28, 2023, Ms. Rhonda Wong made short-term advances to the Group S$240,000 for general working capital and general corporate purposes.
[6]	On March 10 and September 12, 2023, Ms. Race Wong paid on behalf of the Group using her credit card facility for PropertyGuru advertisement packages for the amounts of S$169,817 and S$110,000, respectively, while the Group repaid the monthly instalments. During the year, the accumulated credit card settlements amounted to S$291,392 and resulted an overpayment of S$11,575. On November 30, 2023, Ms. Race Wong made short-term advances to the Group S$200,000 for general working capital and general corporate purposes.